Inventories - Summary of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Inventories [Abstract]
Finished products	R$ 1,253,145	R$ 1,209,975
Raw materials and packaging	253,063	215,813
Promotional material	82,228	95,168
Work in progress	27,346	21,984
Provision for losses	(185,232)	(178,268)	R$ (160,010)
Current Inventories	R$ 1,430,550	R$ 1,364,672